Operating Leases (Tables)	12 Months Ended
Dec. 31, 2024
Operating Leases [Abstract]
Schedule of Lease

The components of leases and lease costs were as follows (in thousands):

	December 31, 2024	December 31, 2023
Operating lease right-of-use asset (related party)	$879	$464

Operating lease liability, current portion (related party)	$143	$158
Operating lease liability, net of current portion (related party)	802	404
	$945	$562

	Year Ended December 31,
	2024	2023
Operating lease cost	$180	$127
	$180	$127

Other supplemental information of lease amounts recognized in the consolidated financial statements is summarized as follows:

	Year Ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liability	$201	$142

	December 31, 2024	December 31, 2023
Weighted-average remaining lease term - in years	6.0	3.9
Weighted-average discount rate	9.9%	5.0%

Schedule of Future Minimum Lease Payments

Future minimum lease payments associated with these leases were as follows as of December 31, 2024 (in thousands):

2025	$229
2026	223
2027	230
2028	195
2029	198
Thereafter	151
1,226
Less: Imputed interest	(281)
$945